BUSINESS ACQUISITIONS AND GOODWILL (Details Narrative)		12 Months Ended
	Mar. 02, 2021 USD ($)	Mar. 31, 2022 USD ($)	Mar. 31, 2022 CAD ($)	Feb. 28, 2022 USD ($)	Feb. 28, 2022 CAD ($)	Jun. 12, 2021 USD ($)	Mar. 31, 2021 USD ($)	Dec. 19, 2020 USD ($)
Business Acquisition [Line Items]
Total consideration		$ 20,579,571
Intangible asset				$ 792,145	$ 989,811
Goodwill		1,030,399					$ 0
Intangible asset definite						$ 41,578
Lowell Academy 1 [Member]
Business Acquisition [Line Items]
Goodwill		75,103
Lowell Academy [Member]
Business Acquisition [Line Items]
Goodwill		75,103					0
Impairment loss		75,103
Intangible asset definite		98,437
Total consideration		168,063
Conbridge College [Member]
Business Acquisition [Line Items]
Goodwill		24,250					0
Impairment loss		24,250
Consideration	$ 73,628
Original purchase price	80,000
Restricted cash	$ 12,000
Intangible asset definite		41,578
Total consideration		73,628
MTM Animation [Member]
Business Acquisition [Line Items]
Goodwill		1,030,399	$ 1,287,516				$ 0
Intangible asset definite		792,145
Total consideration		1,456,546
Farvision Education [Member]
Business Acquisition [Line Items]
Total consideration						168,063
Intangible asset		88,033
Lowell Academy [Member]
Business Acquisition [Line Items]
Total consideration						$ 168,063
Intangible asset		10,404
Vocational College [Member]
Business Acquisition [Line Items]
Goodwill		24,250
Intangible asset definite		41,578
Conbridge College [Member]
Business Acquisition [Line Items]
Impairment loss		24,250
MTM Animation [Member]
Business Acquisition [Line Items]
Intangible asset definite		$ 792,145	$ 989,811
Total consideration								$ 1,456,546